MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  June 30, 2004

        This report is not to be construed as an offering for sale of any
       Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                               Semi-Annual Report
                                  June 30, 2004

Dear Participant:

      We are pleased to send you the 2004 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolio of Fidelity VIP. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2004, the following total returns were experienced in these twenty Separate Account Funds:

      Investment Company Money Market Fund(1)............................  +0.1%
      Investment Company All America Fund................................  +0.8%
      Investment Company Equity Index Fund...............................  +2.9%
      Investment Company Mid-Cap Equity Index Fund.......................  +5.5%
      Investment Company Bond Fund.......................................  +0.1%
      Investment Company Short-Term Bond Fund............................  +0.1%
      Investment Company Mid-Term Bond Fund..............................  -0.9%
      Investment Company Composite Fund..................................  +0.5%
      Investment Company Aggressive Equity Fund..........................  -5.4%
      Investment Company Conservative Allocation Fund(2).................  +0.2%
      Investment Company Moderate Allocation Fund(2).....................  +1.9%
      Investment Company Aggressive Allocation Fund(2)...................  +1.9%
      Scudder Bond Fund..................................................  +0.1%
      Scudder Capital Growth Fund........................................  +3.1%
      Scudder International Fund.........................................  +1.7%
      American Century VP Capital Appreciation Fund......................  +2.8%
      Calvert Social Balanced Fund.......................................  +2.1%
      Fidelity VIP Equity-Income Fund....................................  +3.1%
      Fidelity VIP II Contrafund.........................................  +5.9%
      Fidelity VIP II Asset Manager Fund.................................  +0.9%
      ----------
      (1) The seven-day net annualized effective yield as of 8/17/04 was 0.5% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. For receipt of this document online, instead of through the mail, visit www.mutualofamerica.com and sign-up for eDocuments in the "My Account" section. After providing consent to receive electronic documents, notification emails will communicate the online availability of prospectuses, annual and semi-annual reports of the separate accounts and underlying funds, as well as future documents offered electronically.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785 or by visiting www.mutualofamerica.com.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt

                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 2 ...........     1

   Statement of Assets and Liabilities ...................................     5

   Statement of Operations ...............................................     8

   Statements of Changes in Net Assets ...................................    10

   Financial Highlights ..................................................    14

   Notes to Financial Statements .........................................    23

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2004 (Unaudited)

                                                                                       Investment Company
                                                               ---------------------------------------------------------------
                                                                                                                     Mid-Cap
                                                               Money Market     All America    Equity Index       Equity Index
                                                                   Fund            Fund            Fund               Fund
                                                               ------------     -----------    ------------       ------------
ASSETS:
Investments in Mutual of America Investment
    Corporation at market value
    (Cost:
    Money Market Fund -- $54,318,033
    All America Fund -- $344,422,537
    Equity Index Fund -- $310,819,212
    Mid-Cap Equity Index Fund -- $135,169,059)
    (Notes 1 and 2) .......................................      $53,707,305   $332,491,683      $332,107,576     $156,244,918
Due From (To) Mutual of America General Account ...........           56,119       (308,671)         (209,365)         529,077
                                                                 -----------   ------------      ------------     ------------
NET ASSETS ................................................      $53,763,424   $332,183,012      $331,898,211     $156,773,995
                                                                 ===========   ============      ============     ============
UNIT VALUE AT JUNE 30, 2004 ...............................      $      2.30   $       7.91      $       2.70     $       1.49
                                                                 ===========   ============      ============     ============
NUMBER OF UNITS OUTSTANDING
    AT JUNE 30, 2004 ......................................       23,368,361     41,996,518       122,921,303      105,132,705
                                                                 ===========   ============      ============     ============

                                                                                   Investment Company
                                                                 -------------------------------------------------------------
                                                                    Bond        Short-Term         Mid-Term        Composite
                                                                    Fund         Bond Fund         Bond Fund         Fund
                                                                 -----------    -----------      ------------     ------------
ASSETS:
Investments in Mutual of America Investment
    Corporation at market value
    (Cost:
    Bond Fund -- $92,849,290
    Short-Term Bond Fund -- $19,471,390
    Mid-Term Bond Fund -- $44,201,887
    Composite Fund -- $259,347,934)
    (Notes 1 and 2) .......................................      $89,114,791    $19,223,088       $43,932,356     $223,765,260
Due From (To) Mutual of America General Account ...........          (69,965)       (52,535)           28,599          (74,933)
                                                                 -----------    -----------       -----------     ------------
NET ASSETS ................................................      $89,044,826    $19,170,553       $43,960,955     $223,690,327
                                                                 ===========    ===========       ===========     ============
UNIT VALUE AT JUNE 30, 2004 ...............................      $      4.00    $      1.53       $      1.65     $       5.26
                                                                 ===========    ===========       ===========     ============
NUMBER OF UNITS OUTSTANDING
    AT JUNE 30, 2004 ......................................       22,261,618     12,535,164        26,629,349       42,543,291
                                                                 ===========    ===========       ===========     ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2004 (Unaudited)

                                                                                    Investment Company
                                                                 --------------------------------------------------------------
                                                                  Aggressive     Conservative       Moderate         Aggressive
                                                                    Equity        Allocation       Allocation        Allocation
                                                                     Fund            Fund             Fund              Fund
                                                                 ------------    -----------      ------------      ------------
ASSETS:
Investments in Mutual of America Investment
    Corporation at market value
    (Cost:
    Aggressive Equity Fund -- $231,886,933
    Conservative Allocation Fund -- $4,679,287
    Moderate Allocation Fund -- $19,201,173
    Aggressive Allocation Fund -- $13,191,730)
    (Notes 1 and 2) .......................................      $232,776,262     $4,701,242       $19,397,823      $13,566,488
Due From (To) Mutual of America General Account ...........           (17,963)       (25,257)          128,557          126,920
                                                                 ------------     ----------       -----------      -----------
NET ASSETS ................................................      $232,758,299     $4,675,985       $19,526,380      $13,693,408
                                                                 ============     ==========       ===========      ===========
UNIT VALUE AT JUNE 30, 2004 ...............................           $  2.55        $  1.05           $  1.13          $  1.21
                                                                 ============     ==========       ===========      ===========
NUMBER OF UNITS OUTSTANDING
    AT JUNE 30, 2004 ......................................        91,428,173      4,456,298        17,249,376       11,328,372
                                                                 ============     ==========       ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2004 (Unaudited)

                                                                                                                     American
                                                                                   Scudder                            Century
                                                                  --------------------------------------------     ------------
                                                                                  Capital                           VP Capital
                                                                     Bond          Growth        International     Appreciation
                                                                     Fund           Fund             Fund              Fund
                                                                  -----------    -----------    --------------     ------------
ASSETS:
Investments in Scudder Portfolios and American
    Century VP Capital Appreciation Fund
    at market value
    (Cost:
    Scudder Bond Fund -- $39,968,348
    Scudder Capital Growth Fund -- $344,288,344
    Scudder International Fund -- $94,248,406
    American Century VP Capital
      Appreciation Fund -- $83,778,429)
    (Notes 1 and 2) .......................................       $39,692,801   $309,982,015      $102,913,380      $67,611,661
Due From (To) Mutual of America General Account ...........            (5,246)        (6,458)            1,865           38,240
                                                                  -----------   ------------      ------------      -----------
NET ASSETS ................................................       $39,687,555   $309,975,557      $102,915,245      $67,649,901
                                                                  ===========   ============      ============      ===========
UNIT VALUE AT JUNE 30, 2004 ...............................          $  16.23       $  31.25          $  14.29        $  12.94
                                                                  ===========   ============      ============      ===========
NUMBER OF UNITS OUTSTANDING AT JUNE 30, 2004 ..............         2,445,440      9,919,827         7,201,035       5,227,537
                                                                  ===========   ============      ============      ===========



                                                                   Calvert                         Fidelity
                                                                  -----------   -------------------------------------------------
                                                                    Social           VIP             VIP II            VIP II
                                                                   Balanced     Equity-Income        Contra         Asset Manager
                                                                     Fund           Fund              Fund              Fund
                                                                  -----------   -------------     ------------      -------------
ASSETS:
Investments in Calvert Social Balanced
Portfolio and Fidelity Portfolios at market value
    (Cost:
    Calvert Social Balanced Fund -- $66,898,792
    VIP Equity-Income Fund -- $175,771,289
    VIP II Contra Fund -- $277,044,922
    VIP II Asset Manager Fund -- $76,162,561)
    (Notes 1 and 2) .......................................       $65,384,669   $195,306,335      $316,460,382      $71,994,229
Due From (To) Mutual of America General Account ...........            (9,501)       (11,832)           (8,343)          (8,207)
                                                                  -----------   ------------      ------------      -----------
NET ASSETS ................................................       $65,375,168   $195,294,503      $316,452,039      $71,986,022
                                                                  ===========   ============      ============      ===========
UNIT VALUE AT JUNE 30, 2004 ...............................       $      3.13   $      35.83      $      31.41      $     25.56
                                                                  ===========   ============      ============      ===========
NUMBER OF UNITS AT JUNE 30, 2004 ..........................        20,869,539      5,450,939        10,075,485        2,816,065
                                                                  ===========   ============      ============      ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                        Investment Company
                                    ----------------------------------------------------------------------------------------------
                                                                                           Mid-Cap
                                    Money Market     All America      Equity Index      Equity Index        Bond        Short-Term
                                        Fund             Fund             Fund              Fund            Fund         Bond Fund
                                    ------------     -----------      ------------      ------------     ----------     ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1)
    Dividend Income ...............  $       --      $        --       $        --       $        --     $       --      $      --
Expenses (Note 3):
    Fees and administrative
      expenses ....................     250,823        1,605,057         1,563,927           676,401        465,520        105,923
                                     ----------      -----------       -----------       -----------      ---------      ---------
NET INVESTMENT INCOME (LOSS) ......    (250,823)      (1,605,057)       (1,563,927)         (676,401)      (465,520)      (105,923)
                                     ----------      -----------       -----------       -----------      ---------      ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
    (NOTE 1):
    Net realized gain (loss)
      on investments ..............     (95,370)      (2,445,895)        6,702,850         4,699,425       (262,671)       (33,456)
    Net unrealized appreciation
      (depreciation) of
      investments .................     305,977        6,428,310         4,370,404         3,196,806        756,070        130,249
                                     ----------      -----------       -----------       -----------      ---------      ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ....     210,607        3,982,415        11,073,254         7,896,231        493,399         96,793
                                     ----------      -----------       -----------       -----------      ---------      ---------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS ....................  $  (40,216)     $ 2,377,358       $ 9,509,327       $ 7,219,830      $  27,879      $  (9,130)
                                     ==========      ===========       ===========       ===========      =========      =========

                                                                        Investment Company
                                    ----------------------------------------------------------------------------------------------
                                                                       Aggressive       Conservative       Moderate     Aggressive
                                      Mid-Term         Composite         Equity          Allocation       Allocation    Allocation
                                      Bond Fund          Fund             Fund              Fund             Fund          Fund
                                    ------------     -----------      ------------      ------------     ----------     ----------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
    Dividend Income ...............  $       --      $        --      $         --       $        --      $      --      $      --
Expenses (Note 3):
    Fees and administrative
      expenses ....................     244,279        1,098,677         1,126,151            14,775         76,015         54,507
                                     ----------      -----------       -----------       -----------      ---------      ---------
NET INVESTMENT INCOME (LOSS) ......    (244,279)      (1,098,677)       (1,126,151)          (14,775)       (76,015)       (54,507)
                                     ----------      -----------       -----------       -----------      ---------      ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
    (NOTE 1):
    Net realized gain (loss)
      on investments ..............      84,783       (2,032,885)          891,543            (7,486)       401,173        232,319
    Net unrealized appreciation
      (depreciation) of
      investments .................    (248,811)       4,114,532       (13,941,642)           38,641        (33,340)        18,141
                                     ----------      -----------       -----------       -----------      ---------      ---------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS ....    (164,028)       2,081,647       (13,050,099)           31,155        367,833        250,460
                                     ----------      -----------       -----------       -----------      ---------      ---------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS ....................  $ (408,307)     $   982,970      $(14,176,250)      $    16,380      $  291,818     $ 195,953
                                     ==========      ===========      ============       ===========      ==========     =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                 Scudder                     American Century
                                                                -------------------------------------------  ----------------
                                                                                 Capital                         VP Capital
                                                                   Bond           Growth      International     Appreciation
                                                                   Fund            Fund           Fund              Fund
                                                                ----------     -----------    -------------     -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income.........................................     $1,534,301     $ 1,654,185     $ 1,330,489       $       --
Expenses (Note 3):
   Fees and administrative expenses........................        206,903       1,425,815         465,464          223,492
                                                                ----------     -----------     -----------       ----------
NET INVESTMENT INCOME (LOSS)...............................      1,327,398         228,370         865,025         (223,492)
                                                                ----------     -----------     -----------       ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss)
      on investments.......................................        137,053      (1,694,827)        473,879       (3,451,485)
   Net unrealized appreciation
      (depreciation) of investments........................     (1,453,705)     10,961,576         324,649        5,521,752
                                                                ----------     -----------     -----------       ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS..............................     (1,316,652)      9,266,749         798,528        2,070,267
                                                                ----------     -----------     -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...............................     $   10,746     $ 9,495,119     $ 1,663,553       $1,846,775
                                                                ==========     ===========     ===========       ==========


                                                                 Calvert                       Fidelity
                                                                ----------   ----------------------------------------------
                                                                  Social          VIP             VIP II           VIP II
                                                                 Balanced    Equity-Income       Contra        Asset Manager
                                                                   Fund          Fund             Fund             Fund
                                                                ----------   -------------     -----------     -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income.........................................     $       --     $ 3,551,730     $   984,825       $1,869,995
Expenses (Note 3):
   Fees and administrative expenses........................        326,316         837,688       1,232,769          330,364
                                                                ----------     -----------     -----------       ----------
NET INVESTMENT INCOME (LOSS)...............................       (326,316)      2,714,042        (247,944)       1,539,631
                                                                ----------     -----------     -----------       ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1):
   Net realized gain (loss)
      on investments.......................................       (35,530)         506,271       4,879,849         (106,491)
   Net unrealized appreciation
      (depreciation) of investments........................      1,625,174       2,355,690      12,259,135         (863,434)
                                                                ----------     -----------     -----------       ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS..............................      1,589,644       2,861,961      17,138,984         (969,925)
                                                                ----------     -----------     -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...............................     $1,263,328     $ 5,576,003     $16,891,040       $  569,706
                                                                ==========     ===========     ===========       ==========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Investment Company
                                 -----------------------------------------------------------------------------------------------
                                        Money Market Fund                 All America Fund               Equity Index Fund
                                 -----------------------------------------------------------------------------------------------
                                   For the Six        For the       For the Six       For the      For the Six       For the
                                  Months Ended      Year Ended     Months Ended     Year Ended    Months Ended      Year Ended
                                  June 30, 2004    December 31,    June 30, 2004   December 31,   June 30, 2004    December 31,
                                   (Unaudited)         2003         (Unaudited)        2003        (Unaudited)         2003
                                 --------------   -------------    -------------   ------------   -------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
    Net investment income
      (loss) ................... $   (250,823)    $    (36,291)    $ (1,605,057)    $   (352,662)   $ (1,563,927)   $  1,554,974
    Net realized gain (loss)
      on investments ...........      (95,370)        (206,159)      (2,445,895)     (18,956,991)      6,702,850     (12,258,787)
    Net unrealized appreciation
      (depreciation) of
      investments ..............      305,977          155,771        6,428,310       97,852,527       4,370,404      75,766,237
                                 ------------     ------------     ------------     ------------    ------------    ------------
Net Increase (Decrease) in net
    assets resulting from
    operations .................      (40,216)         (86,679)       2,377,358       78,542,874       9,509,327      65,062,424
                                 ------------     ------------     ------------     ------------    ------------    ------------
From Unit Transactions:
    Contributions ..............    5,071,796       11,726,992       14,613,304       27,440,461      22,903,339      39,428,338
    Withdrawals ................   (4,507,333)      (8,756,295)     (17,765,402)     (23,652,103)    (16,893,779)    (21,403,940)
    Net transfers ..............   (2,385,744)      (8,821,621)        (760,778)       3,811,354      (4,596,008)     10,594,437
                                 ------------     ------------     ------------     ------------    ------------    ------------
Net Increase (Decrease) from
    Unit Transactions ..........   (1,821,281)      (5,850,924)      (3,912,876)       7,599,712       1,413,552     28,618,835
                                 ------------     ------------     ------------     ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
  ASSETS .......................   (1,861,497)      (5,937,603)      (1,535,518)      86,142,586      10,922,879      93,681,259
NET ASSETS:
BEGINNING OF PERIOD/YEAR .......   55,624,921       61,562,524      333,718,530      247,575,944     320,975,332     227,294,073
                                 ------------     ------------     ------------     ------------    ------------    ------------
END OF PERIOD/YEAR ............. $ 53,763,424     $ 55,624,921     $332,183,012     $333,718,530    $331,898,211    $320,975,332
                                 ============     ============     ============     ============    ============    ============


                                                                          Investment Company
                                 -----------------------------------------------------------------------------------------------
                                              Mid-Cap                                                        Short-Term
                                         Equity Index Fund                    Bond Fund                      Bond Fund
                                 -----------------------------------------------------------------------------------------------
                                   For the Six       For the        For the Six        For the      For the Six       For the
                                  Months Ended     Year Ended      Months Ended      Year Ended    Months Ended      Year Ended
                                  June 30, 2004   December 31,     June 30, 2004    December 31,   June 30, 2004    December 31,
                                   (Unaudited)        2003          (Unaudited)         2003        (Unaudited)         2003
                                 --------------   ------------     -------------    ------------   -------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
    Net investment income
     (loss) .................... $   (676,401)    $     65,323     $   (465,520)    $  3,688,152    $   (105,923)   $    423,428
    Net realized gain (loss)
      on investments ...........    4,699,425         (172,598)        (262,671)        (563,670)        (33,456)         34,676
    Net unrealized appreciation
     (depreciation) of
     investment ................    3,196,806       26,561,374          756,070        1,742,530         130,249        (353,889)
                                 ------------     ------------     ------------     ------------    ------------    ------------
Net Increase (Decrease) in Net
    Assets Resulting from
    Operations .................    7,219,830       26,454,099           27,879        4,867,012          (9,130)        104,215
                                 ------------     ------------     ------------     ------------    ------------    ------------
From Unit Transactions:
    Contributions ..............   12,984,343       17,409,724        7,549,980       17,029,255       2,240,363       5,104,061
    Withdrawals ................   (6,919,859)      (6,600,482)      (5,100,073)      (9,203,298)     (1,210,495)     (2,642,177)
    Net transfers ..............   14,652,627       23,812,655       (3,255,024)      (7,875,983)       (952,124)     (2,443,150)
                                 ------------     ------------     ------------     ------------    ------------    ------------
Net Increase (Decrease) from
    Unit Transactions ..........   20,717,111       34,621,897         (805,117)         (50,026)         77,744          18,734
                                 ------------     ------------     ------------     ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
  ASSETS .......................   27,936,941       61,075,996         (777,238)       4,816,986          68,614         122,949
NET ASSETS:
Beginning of Period/Year .......  128,837,054       67,761,058       89,822,064       85,005,078      19,101,939      18,978,990
                                 ------------     ------------     ------------     ------------    ------------    ------------
End of Period/Year ............. $156,773,995     $128,837,054     $ 89,044,826     $ 89,822,064    $ 19,170,553    $ 19,101,939
                                 ============     ============     ============     ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Investment Company
                                 -----------------------------------------------------------------------------------------------
                                            Mid-Term                                                         Aggressive
                                            Bond Fund                      Composite Fund                    Equity Fund
                                 -----------------------------     -----------------------------    ----------------------------
                                  For the Six        For the        For the Six        For the       For the Six       For the
                                 Months Ended      Year Ended      Months Ended      Year Ended     Months Ended     Year Ended
                                 June 30, 2004    December 31,     June 30, 2004    December 31,    June 30, 2004   December 31,
                                  (Unaudited)         2003          (Unaudited)         2003         (Unaudited)        2003
                                 -------------    ------------     -------------    ------------    -------------   ------------
INCREASE (DECREASE) IN NET
  ASSETS:
From Operations:
   Net investment income
     (loss).....................  $  (244,279)    $  1,639,185     $ (1,098,677)    $  3,411,896    $ (1,126,151)   $ (1,707,624)
   Net realized gain (loss)
     on investments.............       84,783        1,079,404       (2,032,885)      (4,237,393)        891,543      (4,861,137)
   Net unrealized appreciation
     (depreciation) of
     investments................     (248,811)      (1,662,091)       4,114,532       34,618,060     (13,941,642)     67,529,033
                                  -----------     ------------     ------------     ------------    ------------    ------------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations....................     (408,307)       1,056,498          982,970       33,792,563    (14,176,250)      60,960,272
                                  -----------     ------------     ------------     ------------    ------------    ------------
From Unit Transactions:
   Contributions................    4,994,925       15,368,412        7,981,308       16,786,693      17,383,004      28,951,020
   Withdrawals..................   (2,870,834)      (6,606,074)     (11,236,033)     (18,732,871)    (11,761,519)    (14,634,583)
   Net transfers................   (7,922,845)     (24,631,384)      (4,174,697)      (4,370,683)     (1,219,752)     11,974,074
                                  -----------     ------------     ------------     ------------    ------------    ------------
Net Increase (Decrease)
  from Unit Transactions........   (5,798,754)     (15,869,046)      (7,429,422)      (6,316,861)      4,401,733      26,290,511
                                  -----------     ------------     ------------     ------------    ------------    ------------
NET INCREASE (DECREASE) IN
  NET ASSETS....................   (6,207,061)     (14,812,548)      (6,446,452)      27,475,702      (9,774,517)     87,250,783
NET ASSETS:
Beginning of Peiod/Year.........   50,168,016       64,980,564      230,136,779      202,661,077     242,532,816     155,282,033
                                  -----------     ------------     ------------     ------------    ------------    ------------
End of Period/Year..............  $43,960,955     $ 50,168,016     $223,690,327     $230,136,779    $232,758,299    $242,532,816
                                  ===========     ============     ============     ============    ============    ============

                                                                         Investment Company
                                 -----------------------------------------------------------------------------------------------
                                          Conservative                        Moderate                          Aggressive
                                         Allocation Fund                   Allocation Fund                    Allocation Fund
                                 -----------------------------     -----------------------------    ----------------------------
                                  For the Six       For the        For the Six        For the        For the Six      For the
                                 Months Ended     Period Ended     Months Ended     Period Ended    Months Ended    Period Ended
                                 June 30, 2004     December 31,    June 30, 2004    December 31,    June 30, 2004   December 31,
                                  (Unaudited)        2003 (a)       (Unaudited)       2003 (a)       (Unaudited)      2003 (a)
                                 -------------    -------------    -------------    ------------    -------------   ------------
INCREASE (DECREASE) IN NET
  ASSETS:
From Operations:
   Net investment income
     (loss).....................  $   (14,775)    $     70,121     $    (76,015)    $    296,445    $    (54,507)   $    145,522
   Net realized gain (loss)
     on investments.............       (7,486)           3,447          401,173           17,345         232,319          43,505
   Net unrealized appreciation
     (depreciation) of
     investments................       38,641          (16,686)         (33,340)         229,990          18,141         356,617
                                  -----------     ------------     ------------     ------------    ------------    ------------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations....................       16,380           56,882          291,818          543,780         195,953         545,644
                                  -----------     ------------     ------------     ------------    ------------    ------------
From Unit Transactions:
   Contributions................      799,350          573,579        3,574,920        3,050,872       3,456,539       2,048,436
   Withdrawals..................      (67,059)         (62,176)        (439,505)        (406,594)       (517,731)       (260,464)
   Net transfers................    1,823,421        1,535,608        5,156,352        7,754,737       2,836,584       5,388,447
                                  -----------     ------------     ------------     ------------    ------------    ------------
Net Increase (Decrease) from
  Unit Transactions.............    2,555,712        2,047,011        8,291,767       10,399,015       5,775,392       7,176,419
                                  -----------     ------------     ------------     ------------    ------------    ------------
NET INCREASE (DECREASE) IN
  NET ASSETS....................    2,572,092        2,103,893        8,583,585       10,942,795       5,971,345       7,722,063
NET ASSETS:
Beginning of Period.............    2,103,893               --       10,942,795               --       7,722,063              --
                                  -----------     ------------     ------------     ------------    ------------    ------------
End of Period...................  $ 4,675,985     $  2,103,893     $ 19,526,380     $ 10,942,795    $ 13,693,408    $  7,722,063
                                  ===========     ============     ============     ============    ============    ============

----------
(a) Commenced operations May 20, 2003.

   The accompanying notes are an integral part of these financial statements.

                 MUTUAL OF AMERICA LIFE SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Scudder
                                 -----------------------------------------------------------------------------------------------
                                            Bond Fund                    Capital Growth Fund              International Fund
                                 -----------------------------     -----------------------------    ----------------------------
                                  For the Six        For the        For the Six        For the       For the Six       For the
                                 Months Ended      Year Ended      Months Ended      Year Ended     Months Ended     Year Ended
                                 June 30, 2004    December 31,     June 30, 2004    December 31,    June 30, 2004   December 31,
                                  (Unaudited)         2003          (Unaudited)         2003         (Unaudited)        2003
                                 -------------    ------------     -------------    ------------    -------------   ------------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................  $ 1,327,398      $ 1,320,231     $    228,370     $ (1,358,610)   $    865,025    $   (130,392)
   Net realized gain (loss)
     on investments.............      137,053          122,667       (1,694,827)     (10,899,138)        473,879      (3,180,242)
   Net unrealized appreciation
     (depreciation) of
     investments................   (1,453,705)         184,897       10,961,576       73,927,023         324,649      23,938,669
                                  -----------      -----------     ------------     ------------    ------------    ------------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations....................       10,746        1,627,795        9,495,119       61,669,275       1,663,553      20,628,035
                                  -----------      -----------     ------------     ------------    ------------    ------------
From Unit Transactions:
   Contributions................    3,243,277        8,094,416       14,919,577       30,417,724       6,214,291      10,884,858
   Withdrawls...................   (2,349,593)      (4,304,222)     (14,426,333)     (23,130,779)     (4,862,115)     (8,062,048)
   Net Transfers................   (2,408,670)      (5,666,634)      (7,101,913)      (1,764,117)      1,360,158      (3,580,261)
                                  -----------      -----------     ------------     ------------    ------------    ------------
Net Increase (Decrease) from
  Unit Transactions.............   (1,514,986)      (1,876,440)      (6,608,669)       5,522,828       2,712,334        (757,451)
                                  -----------      -----------     ------------     ------------    ------------    ------------
NET INCREASE (DECREASE) IN
  NET ASSETS....................   (1,504,240)        (248,645)       2,886,450       67,192,103       4,375,887      19,870,584
NET ASSETS:
Beginning of Period/Year........   41,191,795       41,440,440      307,089,107      239,897,004      98,539,358      78,668,774
                                  -----------      -----------     ------------     ------------    ------------    ------------
End of Period/Year..............  $39,687,555      $41,191,795     $309,975,557     $307,089,107    $102,915,245    $ 98,539,358
                                  ===========      ===========     ============     ============    ============    ============

                                                                    American Century                         Calvert
                                                             -----------------------------      -------------------------------
                                                              VP Capital Appreciation Fund           Social Balanced Fund
                                                             -----------------------------      -------------------------------
                                                              For the Six         For The        For the Six          For The
                                                             Months Ended       Year Ended      Months Ended        Year Ended
                                                             June 30, 2004     December 31,     June 30, 2004      December 31,
                                                              (Unaudited)          2003          (Unaudited)           2003
                                                             -------------     ------------     --------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................        $  (223,492)    $   (405,229)     $  (326,316)       $   528,762
   Net realized gain (loss) on investments.............         (3,451,485)      (6,453,336)         (35,530)          (310,698)
   Net unrealized appreciation (depreciation)
     of investments....................................          5,521,752       17,947,502        1,625,174          8,715,804
                                                               -----------     ------------      -----------        -----------
Net Increase (Decrease) in Net Assets Resulting
   from Operations.....................................          1,846,775       11,088,937        1,263,328          8,933,868
                                                               -----------     ------------      -----------        -----------
From Unit Transactions:
   Contributions.......................................          3,728,023        7,923,516        5,110,249          8,838,652
   Withdrawls..........................................         (3,053,266)      (4,979,253)      (2,444,703)        (4,064,036)
   Net Transfers.......................................         (3,121,712)      (2,766,981)         458,578            723,979
                                                               -----------     ------------      -----------        -----------
Net Increase (Decrease) from Unit Transactions.........         (2,446,955)         177,282        3,124,124          5,498,595
                                                               -----------     ------------      -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS..................           (600,180)      11,266,219        4,387,452         14,432,463
NET ASSETS:
Beginning of Period/Year...............................         68,250,081       56,983,862       60,987,716         46,555,253
                                                               -----------     ------------      -----------        -----------
End of Period/Year.....................................        $67,649,901     $ 68,250,081      $65,375,168        $60,987,716
                                                               ===========     ============      ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Fidelity
                                 -----------------------------------------------------------------------------------------------
                                     VIP Equity Income Fund              VIP II Contra Fund          VIP II Asset Manager Fund
                                 -----------------------------    ------------------------------    ----------------------------
                                  For the Six        For the       For the Six         For the       For the Six      For the
                                 Months Ended      Year Ended     Months Ended       Year Ended     Months Ended     Year Ended
                                 June 30, 2004    December 31,    June 30, 2004     December 31,    June 30, 2004   December 31,
                                  (Unaudited)         2003         (Unaudited)          2003         (Unaudited)        2003
                                 -------------    ------------    -------------     ------------    -------------   ------------
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
   Net investment income
  (loss)........................ $  2,714,042     $  1,078,342     $   (247,944)    $   (925,557)   $ 1,539,631      $ 1,354,019
   Net realized gain (loss)
     on investments.............      506,271       (1,411,145)       4,879,849        1,493,659       (106,491)        (458,929)
   Net unrealized appreciation
     (depreciation) of
     investments................    2,355,690       38,367,937       12,259,135       57,852,129       (863,434)       8,345,289
                                 ------------     ------------     ------------     ------------    -----------      -----------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations....................    5,576,003       38,035,134       16,891,040       58,420,231        569,706        9,240,379
                                 ------------     ------------     ------------     ------------    -----------      -----------
From Unit Transactions:
   Contributions................   13,810,691       23,173,914       19,447,062       33,354,314      6,711,723       11,950,968
   Withdrawals..................   (9,449,920)     (12,135,445)     (15,118,116)     (19,410,144)    (4,100,541)      (5,475,735)
   Net Transfers................    7,614,639        9,373,538       13,603,949        3,438,816       (606,797)       4,158,874
                                 ------------     ------------     ------------     ------------    -----------      -----------
Net Increase (Decrease) from
   Unit Transactions............   11,975,410       20,412,007       17,932,895       17,382,986      2,004,385       10,634,107
                                 ------------     ------------     ------------     ------------    -----------      -----------
NET INCREASE (DECREASE) IN
  NET ASSETS....................   17,551,413       58,447,141       34,823,935       75,803,217      2,574,091       19,874,486
NET ASSETS:
Beginning of Period/Year........  177,743,090      119,295,949      281,628,104      205,824,887     69,411,931       49,537,445
                                 ------------     ------------     ------------     ------------    -----------      -----------
End of Period/Year.............. $195,294,503     $177,743,090     $316,452,039     $281,628,104    $71,986,022      $69,411,931
                                 ============     ============     ============     ============    ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                              FINANCIAL HIGHLIGHTS

Pursuant  to  the  provisions  of the  AICPA  Audit  and  Accounting  Guide  for
Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2004 and the years ended December 31, 2003, 2002 and 2001.

                                                      Investment Company Money Market Fund
                                -------------------------------------------------------------------------
                                Six Months
                                   Ended
                                 June 30,                    Years Ended December 31,
SELECTED PER UNIT AND              2004       -----------------------------------------------------------
SUPPLEMENTARY DATA:             (Unaudited)     2003          2002         2001         2000        1999
---------------------           -----------   -------       -------      -------       ------      ------
Unit value, beginning
  of year ...................    $  2.30      $  2.30       $  2.28      $  2.22       $ 2.11      $ 2.03
                                 =======      =======       =======      =======       ======      ======
Unit value, end
  of year ...................    $  2.30      $  2.30       $  2.30      $  2.28       $ 2.22      $ 2.11
                                 =======      =======       =======      =======       ======      ======
Units outstanding (000's),
  beginning of year (1) .....     24,188       26,791        27,210       25,658
Units Issued (000's) (1) ....      5,607       13,445        45,360       71,518
Units Redeemed
  (000's) (1) ...............     (6,427)     (16,048)      (45,779)     (69,966)
                                  ------      -------       -------      -------
Units Outstanding (000's),
  end of year ...............     23,368       24,188        26,791       27,210       25,658      20,766
                                  ======       ======        ======       ======       ======      ======
Net Assets (000's) (1) ......    $53,763      $55,625       $61,563      $62,172
                                 =======      =======       =======      =======
Expense Ratio (A) (1) .......      0.90%        0.90%         0.90%        0.90%
                                 =======      =======       =======      =======
Investment Income
  Ratio (B) (1) .............         --         1.0%          1.5%         5.3%
                                 =======      =======       =======      =======
Total Return (C) (1) ........       0.1%         0.1%          0.6%         3.0%
                                 =======      =======       =======      =======

                                                   Investment Company All America Fund
                                -------------------------------------------------------------------------
                                Six Months
                                   Ended
                                 June 30,                        Years Ended December 31,
SELECTED PER UNIT AND              2004       -----------------------------------------------------------
SUPPLEMENTARY DATA:             (Unaudited)     2003          2002        2001          2000        1999
---------------------           -----------   -------       -------      -------       ------      ------
Unit value, beginning
  of year ...................    $   7.85    $   5.96       $   7.74    $   9.46       $10.05       $ 8.09
                                 ========    ========       ========    ========       ======       ======
Unit value, end
  of year ...................    $   7.91    $   7.85       $   5.96    $   7.74       $ 9.46       $10.05
                                 ========    ========       ========    ========       ======       ======
Units outstanding (000's), ..
  beginning of year (1) .....      42,508      41,572         44,755      47,895
Units Issued (000's) (1) ....      12,151      17,434         19,155      21,460
Units Redeemed
  (000's) (1) ...............     (12,662)    (16,498)       (22,338)    (24,600)
                                 --------    --------       --------    --------
Units Outstanding (000's),
  end of year ...............      41,997      42,508         41,572      44,755       47,895       48,014
                                 ========    ========       ========    ========       ======       ======
Net Assets (000's) (1) ......    $332,183    $333,719       $247,576    $346,502
                                 ========    ========       ========    ========
Expense Ratio (A) (1) .......       0.90%       0.90%          0.90%       0.90%
                                 ========    ========       ========    ========
Investment Income
  Ratio (B) (1) .............          --        0.8%           0.8%        0.4%
                                 ========    ========       ========    ========
Total Return (C) (1) ........        0.8%       31.8%         -23.1%      -18.1%
                                 ========    ========       ========    ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                      Investment Company Equity Index Fund
                                 -------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                   Years Ended December 31,
SELECTED PER UNIT AND               2004     -------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)   2003           2002         2001         2000         1999*
---------------------            ----------  ---------     ---------    ---------      -------     -------
Unit value, beginning
  of year ...................    $   2.62    $    2.06     $    2.67    $    3.07      $  3.41     $  2.86
                                 ========    =========     =========    =========      =======     =======
Unit value, end of year .....    $   2.70    $    2.62     $    2.06    $    2.67      $  3.07     $  3.41
                                 ========    =========     =========    =========      =======     =======
Units outstanding (000's),
  beginning of year (1) .....     122,328      110,153       109,580      109,982
Units Issued (000's) (1) ....      70,832      131,832       111,439      107,487
Units Redeemed
  (000's) (1) ...............     (70,239)   (119,657)     (110,866)    (107,889)
                                  -------    --------      --------     --------
Units Outstanding (000's),
  end of year ...............     122,921      122,328       110,153      109,580      109,982     112,735
                                 ========    =========     =========    =========      =======     =======
Net Assets (000's) (1) ......    $331,898    $ 320,975     $ 227,294    $ 293,035
                                 ========    =========     =========    =========
Expense Ratio (A) (1) .......       0.90%        0.90%         0.90%        0.90%
                                 ========    =========     =========    =========
Investment Income
  Ratio (B) (1) .............          --         1.6%          1.6%         3.3%
                                 ========    =========     =========    =========
Total Return (C) (1) ........        2.9%        27.2%        -22.8%       -13.0%
                                 ========    =========     =========    =========

                                                            Investment Company
                                                         Mid-Cap Equity Index Fund
                                 -------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                        Years Ended December 31,
SELECTED PER UNIT AND               2004     -------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2003          2002         2001         2000         1999
---------------------            ----------  ---------     ---------    ---------      -------     -------
Unit value, beginning
  of year ...................    $   1.41    $    1.05      $    1.25   $    1.28      $  1.11      $ 1.00
                                 ========    =========      ========    =========      =======      ======
Unit value, end of year .....    $   1.49    $    1.41      $    1.05   $    1.25      $  1.28      $ 1.11
                                 ========    =========      ========    =========      =======      ======
Units outstanding (000's),
  beginning of year (1) .....      91,187       64,271         49,342      37,752
Units Issued (000's) (1) ....      64,476      134,122        180,415     125,401
Units Redeemed
  (000's) (1) ...............     (50,530)   (107,206)      (165,486)    (113,811)
                                 --------    --------       --------    ---------
Units Outstanding (000's),
  end of year ...............     105,133       91,187         64,271      49,342       37,752       3,431
                                 ========    =========      ========    =========      =======      ======
Net Assets (000's) (1) ......    $156,774    $ 128,837      $  67,761   $  61,894
                                 ========    =========      ========    =========
Expense Ratio (A) (1) .......       0.90%        0.90%          0.90%       0.90%
                                 ========    =========      ========    =========
Investment Income
  Ratio (B) (1) .............          --         1.0%           1.8%        2.8%
                                 ========    =========      ========    =========
Total Return (C) (1) ........        5.5%        34.0%         -16.0%       -2.0%
                                 ========    =========      ========    =========

----------
*   Commenced operation May 3, 1999.

(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                          Investment Company Bond Fund
                                 ----------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                   Years Ended December 31,
SELECTED PER UNIT AND               2004      ---------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)    2003          2002        2001        2000        1999
---------------------            -----------  -------       -------     -------      ------      ------
Unit value, beginning
  of year ...................     $  3.99     $  3.78       $  3.57     $  3.31      $ 3.07      $ 3.17
                                  =======     =======       =======     =======      ======      ======
Unit value, end of year .....     $  4.00     $  3.99       $  3.78     $  3.57      $ 3.31      $ 3.07
                                  =======     =======       =======     =======      ======      ======
Units outstanding (000's),
  beginning of year (1) .....      22,484      22,509        20,932      13,899
Units Issued (000's) (1) ....       3,936      13,116        13,207      15,756
Units Redeemed
  (000's) (1) ...............      (4,158)    (13,141)      (11,630)     (8,723)
                                  -------     -------       -------     -------
Units Outstanding (000's),
  end of year ...............      22,262      22,484        22,509      20,932      13,899      14,287
                                  =======     =======       =======     =======      ======      ======
Net Assets (000's) (1) ......     $89,045     $89,822       $85,005     $74,711
                                  =======     =======       =======     =======
Expense Ratio (A) (1) .......       0.90%       0.90%         0.90%       0.90%
                                  =======     =======       =======     =======
Investment Income
  Ratio (B) (1) .............          --        5.0%          9.0%       10.5%
                                  =======     =======       =======     =======
Total Return (C) (1) ........        0.1%        5.8%          5.8%        7.8%
                                  =======     =======       =======     =======

                                                   Investment Company Short-Term Bond Fund
                                 ----------------------------------------------------------------------
                                  Six Months
                                     Ended
                                   June 30,                     Years Ended December 31,
SELECTED PER UNIT AND                2004    ------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)   2003          2002         2001        2000        1999
---------------------            -----------  -------       -------     -------      ------      ------
Unit value, beginning
  of year ...................     $  1.53    $  1.52        $  1.46     $  1.37      $1.28        $1.24
                                  =======     =======       =======     =======      =====        =====
Unit value, end of year .....     $  1.53    $  1.53        $  1.52     $  1.46      $1.37        $1.28
                                  =======     =======       =======     =======      =====        =====
Units outstanding (000's),
  beginning of year (1) .....      12,497     12,521          7,825       4,649
Units Issued (000's) (1) ....       3,409     10,241         10,451       6,928
Units Redeemed
  (000's) (1) ...............      (3,371)   (10,265)        (5,755)     (3,752)
                                  -------     -------       -------     -------
Units Outstanding (000's),
  end of year ...............      12,535     12,497         12,521       7,825      4,649        3,604
                                  =======     =======       =======     =======      =====        =====
Net Assets (000's) (1) ......     $19,171    $19,102        $18,979     $11,394
                                  =======     =======       =======     =======
Expense Ratio (A) (1) .......       0.90%      0.90%          0.90%       0.90%
                                  =======     =======       =======     =======
Investment Income
  Ratio (B) (1) .............          --       3.3%           3.5%        6.4%
                                  =======     =======       =======     =======
Total Return (C) (1) ........        0.1%       0.8%           4.1%        6.5%
                                  =======     =======       =======     =======

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                   Investment Company Mid-Term Bond Fund
                                 ----------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND               2004       --------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2003         2002        2001        2000        1999
---------------------            -----------   -------      -------     -------       -----       -----
Unit value, beginning
  of year ...................      $ 1.67      $  1.64      $  1.51     $  1.38       $1.32       $1.32
                                   ======      ======       =======     =======       =====       =====
Unit value, end of year .....      $ 1.65      $  1.67      $  1.64     $  1.51       $1.38       $1.32
                                   ======      ======       =======     =======       =====       =====
Units outstanding (000's),
  beginning of year (1) .....      30,102       39,713       21,035       5,922
Units Issued (000's) (1) ....       7,641       21,886       41,929      26,104
Units Redeemed
  (000's) (1) ...............     (11,114)     (31,497)     (23,251)    (10,991)
                                  -------      -------      -------     -------
Units Outstanding (000's),
  end of year ...............      26,629       30,102       39,713      21,035       5,922       6,037
                                  =======      =======      =======     ========      =====       =====
Net Assets (000's) (1) ......     $43,961      $50,168      $64,981     $31,667
                                  =======      =======      =======     =======
Expense Ratio (A) (1) .......       0.90%        0.90%        0.90%       0.90%
                                  =======      =======      =======     =======
Investment Income
  Ratio (B) (1) .............          --         3.7%         4.2%        5.7%
                                  =======      =======      =======     =======
Total Return (C) (1) ........       -0.9%         1.9%         8.7%        9.5%
                                  =======      =======      =======     =======

                                                     Investment Company Composite Fund
                                 -------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                        Years Ended December 31,
SELECTED PER UNIT AND               2004       -----------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)      2003        2002         2001         2000         1999
---------------------            -----------   --------     --------    --------       ------       ------
Unit value, beginning
  of year ...................    $   5.23      $   4.46     $   4.87    $   5.52       $ 5.61       $ 4.93
                                 ========      ========     ========    ========       ======       ======
Unit value, end of year .....    $   5.26      $   5.23     $   4.46    $   4.87       $ 5.52       $ 5.61
                                 ========      ========     ========    ========       ======       ======
Units outstanding (000's),
  beginning of year (1) .....      43,988        45,392       50,607      54,447
Units Issued (000's) (1) ....       2,534         5,455        5,327       5,576
Units Redeemed
  (000's) (1) ...............      (3,979)       (6,859)     (10,542)     (9,416)
                                 --------      --------     --------    --------
Units Outstanding (000's),
  end of year ...............      42,543        43,988       45,392      50,607       54,447       56,404
                                 ========      ========     ========    =========      ======       ======
Net Assets (000's) (1) ......    $223,690      $230,137     $202,661    $246,469
                                 ========      ========     ========    ========
Expense Ratio (A) (1) .......       0.90%         0.90%        0.90%       0.90%
                                 ========      ========     ========    ========
Investment Income
  Ratio (B) (1) .............          --          2.6%         3.3%        3.7%
                                 ========      ========     ========    ========
Total Return (C) (1) ........        0.5%         17.2%        -8.3%      -11.8%
                                 ========      ========     ========    ========

(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                     Investment Company Aggressive Equity Fund
                                 -------------------------------------------------------------------------
                                     Six
                                   Months
                                    Ended
                                  June 30,                    Years Ended December 31,
SELECTED PER UNIT AND               2004       ------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2003          2002         2001         2000        1999
---------------------            -----------   --------      --------     --------     --------    --------
Unit value, beginning
  of Period/Year ............    $   2.69      $   1.95      $   2.47     $   2.79       $2.85       $2.02
                                 ========      ========      ========     ========      ======      ======
Unit value, end
  of Period/Year ............    $   2.55      $   2.69      $   1.95     $   2.47       $2.79        2.85
                                 ========      ========      ========     ========      ======      ======
Units outstanding
  (000's), beginning
  of Period/Year (1) ........      90,102        79,680        76,011       75,043
Units Issued
  (000's) (1) ...............      27,392        50,404        57,813       44,630
Units Redeemed
  (000's) (1) ...............     (26,066)      (39,982)      (54,144)     (43,662)
                                 --------      --------      --------     --------
Units Outstanding
  (000's), end of
  Period/Year ...............      91,428        90,102        79,680       76,011      75,043      62,123
                                 ========      ========      ========     ========      ======      ======
Net Assets (000's) (1) ......    $232,758      $242,533      $155,282     $187,929
                                 ========      ========      ========     ========
Expense Ratio
  (A) (1) ...................       0.90%         0.90%         0.90%        0.90%
                                 ========      ========      ========     ========
Investment Income
  Ratio (B) (1) .............          --            --            --         0.5%
                                 ========      ========      ========     ========
Total Return (C) (1) ........       -5.4%         38.1%        -21.2%       -11.4%
                                 ========      ========      ========     ========

                                                                 Investment Company
                                 --------------------------------------------------------------------------------
                                     Conservative                      Moderate                  Aggressive
                                    Allocation Fund                 Allocation Fund            Allocation Fund
                                 ------------------------     -------------------------    ----------------------
                                     Six                          Six                         Six
                                   Months         Period        Months         Period       Months       Period
                                    Ended         Ended         Ended          Ended        Ended        Ended
                                   June 30,      December      June 30,       December     June 30,      December
SELECTED PER UNIT AND               2004            31,          2004            31,         2004          31,
SUPPLEMENTARY DATA:              (Unaudited)       2003*      (Unaudited)       2003*     (Unaudited)     2003*
---------------------            -----------     --------     -----------     --------    -----------    --------
Unit value, beginning
  of Period/Year ............     $ 1 .05        $  1.05        $  1.11       $  1.05      $  1.19       $ 1.05
                                  =======        =======        =======       =======      =======       ======
Unit value, end
  of Period/Year ............     $  1.05        $  1.05        $  1.13       $  1.11      $  1.21       $ 1.19
                                  =======        =======        =======       =======      =======       ======
Units outstanding
  (000's), beginning
  of Period/Year (1) ........       2,009             --          9,849            --        6,511           --
Units Issued
  (000's) (1) ...............       7,407          3,737         30,752        13,383       13,227        9,770
Units Redeemed
  (000's) (1) ...............      (4,960)        (1,728)       (23,352)       (3,534)      (8,410)      (3,259)
                                  -------        -------        -------       -------      -------       ------
Units Outstanding
  (000's), end of
  Period/Year ...............       4,456          2,009         17,249         9,849       11,328        6,511
                                  =======        =======        =======       =======      =======       ======
Net Assets (000's) (1) ......     $ 4,676        $ 2,104        $19,526       $10,943      $13,693       $7,722
                                  =======        =======        =======       =======      =======       ======
Expense Ratio
  (A) (1) ...................       0.90%          0.90%          0.90%         0.90%        0.90%        0.90%
                                  =======        =======        =======       =======      =======       ======
Investment Income
  Ratio (B) (1) .............          --           9.0%(D)          --          9.6%(D)        --         7.3%(D)
                                  =======        =======        =======       =======      =======       ======
Total Return (C) (1) ........        0.2%           4.7%           1.9%         11.1%         1.9%        18.6%
                                  =======        =======        =======       =======      =======       ======

----------
* For the period May 20, 2003 (Commencement of Operations) to December 31, 2003. (1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(D) Annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                              Scudder Bond Fund
                                 -----------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND               2004       ---------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2003         2002        2001        2000        1999
---------------------            -----------   -------      -------     -------      ------      -------
Unit value, beginning
  of year ...................     $ 16.22      $ 15.58      $ 14.60     $ 13.94      $12.73      $13.02
                                  =======      =======      =======     =======       =====      ======
Unit value, end of year .....     $ 16.23      $ 16.22      $ 15.58     $ 14.60      $13.94      $12.73
                                  =======      =======      =======     =======       =====      ======
Units outstanding (000's),
  beginning of year (1) .....       2,539        2,660        2,500       1,630
Units Issued (000's) (1) ....         390        1,046        1,517       2,625
Units Redeemed
  (000's) (1) ...............        (484)      (1,167)      (1,357)     (1,755)
                                  -------      -------      -------     -------
Units Outstanding (000's),
  end of year ...............       2,445        2,539        2,660       2,500       1,630       1,558
                                  =======      =======      =======     =======       =====      ======
Net Assets (000's) (1) ......     $39,688      $41,192      $41,440     $36,515
                                  =======      =======      =======     =======
Expense Ratio (A) (1) .......       0.90%        0.90%        0.90%       0.90%
                                  =======      =======      =======     =======
Investment Income
  Ratio (B) (1) .............        3.8%         4.1%         5.5%        4.2%
                                  =======      =======      =======     =======
Total Return (C) (1) ........        0.1%         4.1%         6.7%        4.8%
                                  =======      =======      =======     =======

                                                        Scudder Capital Growth Fund
                                 -----------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                        Years Ended December 31,
SELECTED PER UNIT AND               2004     -----------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)    2003          2002         2001         2000      1999
---------------------            -----------   -------      -------     -------      ------      -------
Unit value, beginning
  of year ...................    $  30.30    $  24.10       $  34.34    $  42.97       $48.17    $36.07
                                 ========    ========       ========    ========       ======    ======
Unit value, end of year .....    $  31.25    $  30.30       $  24.10    $  34.34       $42.97    $48.17
                                 ========    ========       ========    ========       ======    ======
Units outstanding (000's),
  beginning of year (1) .....      10,133       9,954         10,896      11,501
Units Issued (000's) (1) ....         977       3,244          4,909       3,964
Units Redeemed
  (000's) (1) ...............      (1,190)     (3,065)        (5,851)     (4,569)
                                 --------    --------       --------    --------
Units Outstanding (000's),
  end of year ...............       9,920      10,133          9,954      10,896       11,501    11,582
                                 ========    ========       ========    ========       ======    ======
Net Assets (000's) (1) ......    $309,976    $307,089       $239,897    $374,176
                                 ========    ========       ========    ========
Expense Ratio (A) (1) .......       0.90%       0.90%          0.90%       0.90%
                                 ========    ========       ========    ========
Investment Income
  Ratio (B) (1) .............        0.5%        0.4%           0.3%       13.1%
                                 ========    ========       ========    ========
Total Return (C) (1) ........        3.1%       25.7%         -29.8%      -20.1%
                                 ========    ========       ========    ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                          Scudder International Fund
                                 -------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                   Years Ended December 31,
SELECTED PER UNIT AND               2004      ------------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)    2003          2002         2001         2000        1999
---------------------            -----------  -------       -------      -------       ------      -------
Unit value, beginning
  of year ...................    $  14.05     $ 11.10       $ 13.72     $  20.02       $25.83      $16.93
                                 ========     =======       =======     ========       ======      ======
Unit value, end of year .....    $  14.29     $ 14.05       $ 11.10     $  13.72       $20.02      $25.83
                                 ========     =======       =======     ========       ======      ======
Units outstanding (000's),
  beginning of year (1) .....       7,014       7,089         7,619        8,335
Units Issued (000's) (1) ....         920       3,476        87,282      179,759
Units Redeemed
  (000's) (1) ...............        (733)     (3,551)      (87,812)    (180,475)
                                 --------     -------       -------     --------
Units Outstanding (000's),
  end of year ...............       7,201       7,014         7,089        7,619        8,335       8,486
                                 ========     =======       =======     ========       ======      ======
Net Assets (000's)(1) .......    $102,915     $98,539       $78,669     $104,518
                                 ========     =======       =======     ========
Expense Ratio (A) (1) .......       0.90%       0.90%         0.90%        0.90%
                                 ========     =======       =======     ========
Investment Income
  Ratio (B) (1) .............        1.3%        0.8%          0.8%        20.2%
                                 ========     =======       =======     ========
Total Return (C) (1) ........        1.7%       26.6%        -19.1%       -31.5%
                                 ========     =======       =======     ========

                                                       VP Capital Appreciation Fund
                                 ------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                       Years Ended December 31,
SELECTED PER UNIT AND               2004      -----------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)    2003         2002         2001          2000        1999
---------------------            -----------  -------       -------      -------       ------      ------
Unit value, beginning
  of year ...................     $ 12.59     $ 10.52       $ 13.44     $ 18.82        $17.40      $10.69
                                 ========     =======       =======     ========       ======      =====
Unit value, end of year .....     $ 12.94     $ 12.59       $ 10.52     $ 13.44        $18.82      $17.40
                                 ========     =======       =======     ========       ======      =====
Units outstanding (000's),
  beginning of year (1) .....       5,419       5,416         6,086       7,184
Units Issued (000's) (1) ....       1,278       2,198         2,635       8,755
Units Redeemed
  (000's) (1) ...............      (1,469)     (2,195)       (3,305)     (9,853)
                                 --------     -------       -------     --------
Units Outstanding (000's),
  end of year ...............       5,228       5,419         5,416       6,086         7,184       3,394
                                 ========     =======       =======     ========       ======      =====
Net Assets (000's)(1) .......     $67,650     $68,250       $56,984     $81,796
                                 ========     =======       =======     ========
Expense Ratio (A) (1) .......       0.65%       0.65%         0.65%       0.70%
                                 ========     =======       =======     ========
Investment Income
  Ratio (B) (1) .............          --          --            --       38.0%
                                 ========     =======       =======     ========
Total Return (C) (1) ........        2.8%       19.7%        -21.7%      -28.6%
                                 ========     =======       =======     ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)

                                                           Calvert Social Balanced Fund
                                 ------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                 Years Ended December 31,
SELECTED PER UNIT AND               2004      -----------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)    2003          2002         2001        2000         1999
---------------------            -----------  -------       -------      -------      ------       ------
Unit value, beginning
  of year ...................     $  3.07     $  2.59       $  2.98      $  3.23      $ 3.37       $ 3.04
                                  =======     =======       =======      =======      ======       ======
Unit value, end of year .....     $  3.13     $  3.07       $  2.59      $  2.98      $ 3.23       $ 3.37
                                  =======     =======       =======      =======      ======       ======
Units outstanding (000's),
  beginning of year (1) .....      19,878      17,942        17,463       17,238
Units Issued (000's) (1) ....       2,653       5,049         4,482        4,112
Units Redeemed
  (000's) (1) ...............      (1,661)     (3,113)       (4,003)      (3,887)
                                  -------     -------       -------      -------
Units Outstanding (000's),
  end of year ...............      20,870      19,878        17,942       17,463      17,238       16,041
                                  =======     =======       =======      =======      ======       ======
Net Assets (000's) (1) ......     $65,375     $60,988       $46,555      $52,045
                                  =======     =======       =======      =======
Expense Ratio (A) (1) .......       0.90%       0.90%         0.90%        0.90%
                                  =======     =======       =======      =======
Investment Income
  Ratio (B) (1) .............          --        2.1%          2.8%         5.6%
                                  =======     =======       =======      =======
Total Return (C) (1) ........        2.1%       18.2%        -12.9%        -7.8%
                                  =======     =======       =======      =======

                                                      Fidelity VIP Equity-Income Fund
                                 ------------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,                        Years Ended December 31,
SELECTED PER UNIT AND               2004      -----------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)    2003          2002        2001         2000         1999
---------------------            -----------  --------      --------    --------       ------       ------
Unit value, beginning
  of year ...................    $ 34.76      $  26.89      $  32.63    $  34.61       $32.21       $30.65
                                 =======      ========      =========   =========      ======       ======
Unit value, end of year .....    $ 35.83      $  34.76      $  26.89    $  32.63       $34.61       $32.21
                                 =======      ========      =========   =========      ======       ======
Units outstanding (000's),
  beginning of year (1) .....      5,113         4,437         4,275       3,753
Units Issued (000's) (1) ....      1,070         2,757         2,817       1,997
Units Redeemed
  (000's) (1) ...............       (732)       (2,081)       (2,655)     (1,475)
                                 -------      --------       -------    --------
Units Outstanding (000's),
  end of year ...............      5,451         5,113         4,437       4,275        3,753        4,213
                                 =======      ========      ========    ========       ======       ======
Net Assets (000's) (1) ......    195,295      $177,743      $119,296    $139,507
                                 =======      ========      ========    ========
Expense Ratio (A) (1) .......      0.80%         0.80%         0.80%       0.80%
                                 =======      ========      ========    ========
Investment Income
  Ratio (B) (1) .............       1.9%          1.7%          4.0%        6.4%
                                 =======      =======       ========    ========
Total Return (C) (1) ........       3.1%         29.3%        -17.6%       -5.7%
                                 =======      =======       ========    ========

----------
(1) Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                     Fidelity
                                                                VIP II Contra Fund
                                 -----------------------------------------------------------------------
                                 Six Months
                                    Ended
                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND               2004         -------------------------------------------------------
SUPPLEMENTARY DATA:              (Unaudited)     2003          2002         2001        2000        1999
---------------------            -----------     ----          ----         ----        ----        ----
Unit value, beginning
  of year ....................   $  29.66     $  23.27      $  25.88     $  29.73       $32.13      $26.16
                                 ========     ========      ========     ========       ======      ======
Unit value, end of year ......   $  31.41     $  29.66      $  23.27     $  25.88       $29.73      $32.13
                                 ========     ========      ========     ========       ======      ======
Units outstanding (000's),
  beginning of year (1) ......      9,496        8,844         8,695        8,742
Units Issued (000's) (1) .....      3,053        8,143         5,251        1,796
Units Redeemed
  (000's) (1) ................     (2.474)      (7,491)       (5,102)      (1,843)
                                 --------     --------      --------     --------
Units Outstanding (000's),
  end of year ................     10,075        9,496         8,844        8,695        8,742       8,430
                                 --------     --------      --------     --------       ------      ------
Net Assets (000's) (1) .......   $316,452     $281,628      $205,825     $225,031
                                 ========     ========      ========     ========
Expense Ratio (A) (1) ........      0.80%        0.80%         0.80%        0.80%
                                 ========     ========      ========     ========
Investment Income
  Ratio (B) (1) ..............       0.3%         0.4%          0.8%         3.7%
                                 ========     ========      ========     ========
Total Return (C) (1) .........       5.9%        27.4%        -10.1%       -12.9%
                                 ========     ========      ========     ========



                                                               VIP II Asset Manager Fund
                                       -------------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                        June 30,                        Years Ended December 31,
SELECTED PER UNIT AND                     2004           -------------------------------------------------------------
SUPPLEMENTARY DATA:                    (Unaudited)       2003          2002             2001         2000         1999
---------------------                  -----------       ----          ----             ----         ----         ----
Unit value, beginning
  of year ....................          $ 25.34        $ 21.65        $ 23.91         $ 25.14       $26.40       $24.04
                                        =======        =======        =======         =======       ======       ======
Unit value, end of year ......          $ 25.56        $ 25.34        $ 21.65         $ 23.91       $25.14       $26.40
                                        =======        =======        =======         =======       ======       ======
Units outstanding (000's),
  beginning of year (1) ......            2,739          2,288          2,114           1,908
Units Issued (000's) (1) .....              382          1,061            774             610
Units Redeemed
  (000's) (1) ................             (305)          (610)          (600)           (404)
                                        -------        -------        -------         -------
Units Outstanding (000's),
  end of year ................            2,816          2,739          2,288           2,114        1,908        1,747
                                        -------        -------        -------         -------       ------       ------
Net Assets (000's) (1) .......          $71,986        $69,412        $49,537         $50,556
                                        =======        =======        =======         =======
Expense Ratio (A) (1) ........            0.80%          0.80%          0.80%           0.80%
                                        =======        =======        =======         =======
Investment Income
  Ratio (B) (1) ..............             2.6%           3.3%           3.8%            5.6%
                                        =======        =======        =======         =======
Total Return (C) (1) .........             0.9%          17.0%          -9.5%           -4.9%
                                        =======        =======        =======         =======

----------
(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to contract participants through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets of the Separate Account fund. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. Separate Account No. 2 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); and the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP") (collectively "Fidelity").

      The Investment Company Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 2 as investment alternatives on May 20, 2003.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2004 are as follows:

                                                          Number of    Net Asset
                                                           Shares        Value
                                                          ---------    ---------
      Investment Company Funds:
         Money Market Fund.............................   45,172,200    $ 1.19
         All America Fund..............................  155,145,130      2.14
         Equity Index Fund.............................  164,556,145      2.02
         Mid-Cap Equity Index Fund.....................  113,674,501      1.37
         Bond Fund.....................................   68,724,295      1.30
         Short-Term Bond Fund..........................   18,538,142      1.04
         Mid-Term Bond Fund............................   46,107,719      0.95
         Composite Fund................................  157,780,740      1.42
         Aggressive Equity Fund........................  141,540,475      1.64
         Conservative Allocation Fund..................    4,614,340      1.02
         Moderate Allocation Fund......................   17,496,370      1.11
         Aggressive Allocation Fund....................   11,361,295      1.19
      Scudder Portfolios:
         Bond Portfolio................................    5,837,169      6.80
         Capital Growth Portfolio-- Class "A"..........   20,624,219     15.03
         International Portfolio-- Class "A"...........   12,354,548      8.34
      American Century VP Capital Appreciation Fund....    9,211,398      7.34
      Calvert Social Balanced Portfolio................   36,264,375      1.80
      Fidelity Portfolios:
         Equity-Income-- "Initial" Class...............    8,296,786     23.55
         Contrafund-- "Initial" Class..................   12,911,480     24.51
         Asset Manager-- "Initial" Class...............    5,048,684     14.26

3.    EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .15% and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Expense Risk Charge -- For assuming expense risks under the Contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund.

      Effective July 15, 2003 the Investment Company Money Market Fund's annual expenses have been waived to the extent required to prevent the total investment returns, net of separate account expenses, from producing a negative result. This waiver cannot exceed 90%, is not contractual and may be revoked in whole or in part at any time. Upon such revocation, there will be no liability for those expenses which were waived, but the full 0.90% of these expenses may be restored at that time.


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                                               MUTUAL OF AMERICA
                                               LIFE INSURANCE COMPANY

                                               320 PARK AVENUE
                                               NEW YORK, NY 10022-6839
                                               212-224-1600

                                               www.mutualofamerica.com